SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 27 - SUBSEQUENT EVENTS

On 6 February 2023, two high-magnitude earthquakes, with their epicenter in Kahramanmaraş impacted 11 cities across Southeastern Türkiye, directly affecting the lives of around 14 million people. The Group’s physical headquarters and offices, and its Gebze fulfillment center - where most of the Group’s employees are based, apart from those working remotely - are located beyond the earthquake zone and hence were unaffected. Eight cross-dock points (i.e., parcel transfer centers) of HepsiJet out of a network of 192, were directly impacted and will have to be renovated to restore their operations. The Group’s total Active Merchant number on the Marketplace with a registered address in the affected region is approximately 6,500 out of over 99,700. The stores of close to 1,950 merchants on the Group’s platform are temporarily suspended at their own request. The Group observed a temporary decline in overall customer demand on platform and in the number of orders received, particularly during the week of February 6, compared to the previous week and the same week of the prior year. This decline was likely caused by the loss of traffic and demand from the affected region, and the Group’s decision to put major marketing campaigns, events and media advertising on hold for two weeks to honor the nation’s mourning. As the overall situation stabilized by mid-March, traffic to platform recovered to almost pre-earthquake levels. The order trend during this period was relatively volatile which had also recovered to almost pre-earthquake levels by mid-March 2023.

The First Period of the share-based payment plan which was defined as the end of 18 (eighteen) months after the date of the IPO, of the vesting schedule set forth by the Company’s Board of Directors decision dated on 24 March 2021, has been concluded at the date of 31 January 2023. Accordingly, the Board of Directors has decided that within the scope of the First Period of the share-based payment plan, a gross total of 1,662,592 Class B ordinary shares of the Company (which may be represented by ADSs) have been vested to some of its key management personnel who became entitled, as defined under their individual contracts, to receive Restricted Stock Units (RSUs); and a gross total of 533,030 Class B ordinary shares of the Company (which may be represented by ADSs) have been vested to some of its key management personnel who have been determined, as having successfully met the year-end targets for the purposes of the calculation of the PSUs. The gross total amount of said shares (which may be represented by ADSs) will be given to the said executives by the Company, once these shares are first issued by or become available to the Company.

On 24 April 2023, the Board of Directors adopted revisions to Group’s share based payment plan dated 24 March 2021 for key executives, directors, managers, officers, employees and consultants who contribute to the Group’s performance. The revisions made to the share based payment plan consisted of allocating the unused portion of the share amount of the First Period into two newly created periods, namely, the Fourth Period and the Fifth Period, without changing the eligibility criteria of the share based payment plan and without affecting the vested rights of the individuals that have been covered under the First, Second and Third Period based on their individual agreement signed prior to the date of the revision. As the participants of the Fourth and Fifth Period have not been defined, at present it is not possible to determine the fair value of the revised plan.

NOTE 27 - SUBSEQUENT EVENTS (Continued)

On 28 April 2023, the Central Bank notified the Company that it had identified seven instances of non-compliance by the Company under the (Repealed) Communique on the Management and Supervision of IT Systems of Payment Institutions and Electronic Money Institutions relating to data security and authorization, ID verification and the creation of an audit trail. The Central Bank requested that the Company provide a written response, including an action plan to remedy the identified instances of noncompliance within one month. The Central Bank may in its discretion impose administrative fines on the Company ranging from TRY129 thousand to TRY2,913 thousand for each breach. If an administrative fine is imposed by the Central Bank, the Company has a right to appeal the decision to the Turkish Criminal Court of Peace. The Company’s management determined that due to the uncertainty with respect to the outcome and since a reliable estimate cannot be made for the amount of the obligation, no provision is recognized in the consolidated financial statements with respect to the identified non-compliance.

The Group’s Chief Commercial Officer (“CCO”), Mr. Murat Büyümez will take a leave of absence from his position as CCO from 2 May 2023 until 21 September 2023. Effective from 22 September 2023, Mr. Murat Büyümez will take a new position in the Company as Chief Investment Officer. The Group’s Chief Marketing Officer, Ender Özgün will assume the responsibilities of the CCO during Mr. Murat Büyümez’s absence.

In January 2023, the company name of Doruk Finansman was changed to Hepsi Finansman A.Ş..